Fees Summary	Aug. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 200,000,000
Previously Paid Amount	0
Total Fee Amount	27,620
Total Offset Amount	0
Net Fee	$ 27,620
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A